Equity Instruments (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility		75.00%
Risk free interest rate		1.32%
Expected term (years)		5 years
2015 Stock Option and Incentive Plan [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility		75.00%	0.00%
Risk free interest rate, Minimum	0.97%	1.16%
Risk free interest rate, Maximum	1.14%	1.90%
Risk free interest rate			0.00%
Expected term (years)			0 years
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate		0.00%	0.00%
Minimum [Member] | 2015 Stock Option and Incentive Plan [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	182.00%
Expected term (years)	5 years	3 years 9 months
Maximum [Member] | 2015 Stock Option and Incentive Plan [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Expected volatility	185.00%
Expected term (years)	6 years 6 months	6 years 3 months